UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):        [ ]is a restatement.
                                        [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marvin & Palmer Associates, Inc.
Address:     1201 N. Market Street
             Suite 2300
             Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Chief Financial Officer - Principal
Phone:       (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley        Wilmington, Delaware             November 14, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number    Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    121

Form 13F Information Table Value Total:    $3,826,963
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No. Form 13F File Number Name

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Column 1                   Column 2   Column 3    Column 4    Column 5      Column 6      Column 7                 Column 8
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                                                               SHRS OR
                                                               SH/PUT/                                         VOTING AUTHORITY
                           TITLE OF                 VALUE      PRN AMT     INVESTMENT      OTHER
      NAME OF ISSUER         CLASS      CUSIP     (x$1000)    PRN CALL     DISCRETION     MANAGERS     SOLE      SHARED      NONE
---------------------------------------------------------------------------------------------------------------------------------
AFLAC,
Incorporated                  Com     001055102       $8,613     151,000           Sole               151,000
---------------------------------------------------------------------------------------------------------------------------------
Amazon.com,
Inc.                          Com     023135106      $26,082     280,000           Sole                                   280,000
---------------------------------------------------------------------------------------------------------------------------------
Amazon.com,
Inc.                          Com     023135106      $62,522     671,200           Sole               671,200
---------------------------------------------------------------------------------------------------------------------------------
America Movil SA
ADR                           ADR     02364W105      $26,643     416,300           Sole                                   416,300
---------------------------------------------------------------------------------------------------------------------------------
America Movil SA
ADR                           ADR     02364W105      $36,749     574,200           Sole               574,200
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer,
Inc.                          Com     037833100      $27,595     179,810           Sole                                   179,810
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer,
Inc.                          Com     037833100      $63,334     412,680           Sole               412,680
---------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                     ADR     056752108      $11,441      39,500           Sole                                    39,500
---------------------------------------------------------------------------------------------------------------------------------
BAIDU.COM                     ADR     056752108      $25,229      87,100           Sole                87,100
---------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg.
Financeira SA
ADR                           ADR     059602201      $16,735     330,600           Sole                                   330,600
---------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg.
Financeira SA
ADR                           ADR     059602201      $19,970     394,500           Sole               394,500
---------------------------------------------------------------------------------------------------------------------------------
Boeing
Company                       Com     097023105      $16,347     155,700           Sole                                   155,700
---------------------------------------------------------------------------------------------------------------------------------
Boeing
Company                       Com     097023105      $34,416     327,800           Sole               327,800
---------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom
Adr                           ADR     105530109       $4,947      66,300           Sole                                    66,300
---------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom
Adr                           ADR     105530109      $10,723     143,700           Sole               143,700
---------------------------------------------------------------------------------------------------------------------------------
Cameco
Corp.                         Com     13321L108      $34,458     745,200           Sole                                   745,200
---------------------------------------------------------------------------------------------------------------------------------
Cameco
Corp.                         Com     13321L108      $10,820     234,000           Sole               234,000
---------------------------------------------------------------------------------------------------------------------------------
Cameron International
Corp.                         Com     13342B105      $14,342     155,400           Sole                                   155,400
---------------------------------------------------------------------------------------------------------------------------------
Cameron International
Corp.                         Com     13342B105      $27,429     297,200           Sole               297,200
---------------------------------------------------------------------------------------------------------------------------------
Candian Natural Resources
Ltd.                          Com     136385101       $6,818      90,000           Sole                                    90,000
---------------------------------------------------------------------------------------------------------------------------------
Candian Natural Resources     Com     136385101       $5,469      72,200           Sole                72,200
Ltd.
---------------------------------------------------------------------------------------------------------------------------------
Central European Media
Enter.
ADR                           Com     G20045202       $3,577      39,000           Sole                                    39,000
---------------------------------------------------------------------------------------------------------------------------------
Central European Media
Enter. ADR                    ADR     G20045202       $9,263     101,000           Sole               101,000
---------------------------------------------------------------------------------------------------------------------------------
CIA Saneamento Basico de
- ADR                         ADR     20441A102       $2,169      43,900           Sole                                    43,900
---------------------------------------------------------------------------------------------------------------------------------
CIA Saneamento Basico de
- ADR                         ADR     20441A102       $4,772      96,600           Sole                96,600
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                           ADR     204412209      $14,128     416,400           Sole                                   416,400
---------------------------------------------------------------------------------------------------------------------------------
Cia Vale Do Rio Doce-Sp
ADR                           ADR     204412209      $12,887     379,800           Sole               379,800
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Cisco
Systems                       Com     17275R102      $40,859   1,233,300           Sole                                 1,233,300
---------------------------------------------------------------------------------------------------------------------------------
Cisco
Systems                       Com     17275R102      $95,921   2,895,290           Sole             2,895,290
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola
Company                       Com     191216100      $13,391     233,000           Sole                                   233,000
---------------------------------------------------------------------------------------------------------------------------------
Coca-Cola
Company                       Com     191216100      $30,241     526,200           Sole               526,200
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                 Com     219350105      $12,978     526,500           Sole                                   526,500
---------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                 Com     219350105      $29,439   1,194,300           Sole             1,194,300
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                   Com     244199105      $44,333     298,700           Sole                                   298,700
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                   Com     244199105      $98,701     665,010           Sole               665,010
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                     Com     268648102      $40,198   1,932,600           Sole                                 1,932,600
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                     Com     268648102      $93,781   4,508,700           Sole             4,508,700
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage
Association                   Com     313586109      $44,057     724,500           Sole               724,500
---------------------------------------------------------------------------------------------------------------------------------
Federal Nat'l Mortgage
Assoc.                        Com     313586109      $18,322     301,300           Sole                                   301,300
---------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                   Com     343412102      $36,959     256,693           Sole                                   256,693
---------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                   Com     343412102      $86,071     597,800           Sole               597,800

---------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd.           Com     G36535139      $16,725     127,400           Sole                                   127,400
---------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd.           Com     G36535139      $36,883     280,950           Sole               280,950
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper &
Gold                          Com     35671D857      $13,059     124,500           Sole                                   124,500
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper &
Gold                          Com     35671D857      $30,219     288,100           Sole               288,100
---------------------------------------------------------------------------------------------------------------------------------
General Dynamics              Com     369550108      $13,167     155,880           Sole                                   155,880
---------------------------------------------------------------------------------------------------------------------------------
General Dynamics              Com     369550108      $32,314     382,550           Sole               382,550
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.         Com     375558103      $13,938     341,040           Sole                                   341,040
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.         Com     375558103      $35,246     862,390           Sole               862,390
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                  Com     38259P508      $31,994      56,400           Sole                                    56,400
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc.                  Com     38259P508      $76,744     135,286           Sole               135,286
---------------------------------------------------------------------------------------------------------------------------------
Grupo Aero. del Pac. SA
de  CV ADR                    ADR     400506101       $5,100      93,400           Sole                                    93,400
---------------------------------------------------------------------------------------------------------------------------------
Grupo Aero. del Pac. SA
de  CV ADR                    ADR     400506101      $10,756     197,000           Sole               197,000
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard               Com     428236103      $15,534     312,000           Sole                                   312,000
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard               Com     428236103      $30,153     605,600           Sole               605,600
---------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                ADR     45104G104      $13,401     254,200           Sole                                   254,200
---------------------------------------------------------------------------------------------------------------------------------
Icici Bank ADR                ADR     45104G104      $18,405     349,100           Sole               349,100
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                   Com     458140100      $38,782   1,499,700           Sole                                 1,499,700
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                   Com     458140100      $85,646   3,311,900           Sole             3,311,900
---------------------------------------------------------------------------------------------------------------------------------
International Business
Machines                      Com     459200101      $20,627     175,100           Sole                                   175,100
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
International Business
Machines                      Com     459200101      $47,654     404,530           Sole               404,530
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.        Com     478366107      $11,835     100,200           Sole                                   100,200
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.        Com     478366107      $27,041     228,950           Sole               228,950
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.        Com     48203R104      $46,374   1,266,700           Sole                                 1,266,700
---------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.        Com     48203R104     $106,001   2,895,400           Sole             2,895,400
---------------------------------------------------------------------------------------------------------------------------------
LAN Chile SA-Spon ADR         ADR     501723100       $5,393     336,000           Sole                                   336,000
---------------------------------------------------------------------------------------------------------------------------------
LAN Chile SA-Spon ADR         ADR     501723100      $12,240     762,600           Sole               762,600
---------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.         Com     517834107      $15,645     117,260           Sole                                   117,260
---------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.         Com     517834107      $35,803     268,350           Sole               268,350
---------------------------------------------------------------------------------------------------------------------------------
McDermott Intl, Inc.          Com     580037109      $14,948     276,400           Sole                                   276,400
---------------------------------------------------------------------------------------------------------------------------------
McDermott Intl, Inc.          Com     580037109      $34,108     630,700           Sole               630,700
---------------------------------------------------------------------------------------------------------------------------------
Mechel OAO ADR                ADR     583840103       $2,280      44,700           Sole                                    44,700
---------------------------------------------------------------------------------------------------------------------------------
Mechel OAO ADR                ADR     583840103       $4,503      88,300           Sole                88,300
---------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.  Com     58405U102      $39,645     438,600           Sole                                   438,600
---------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.  Com     58405U102      $90,489   1,001,100           Sole             1,001,100
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR        ADR     607409109      $19,982     288,300           Sole                                   288,300
---------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR        ADR     607409109      $24,265     350,100           Sole               350,100
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Company              Com     61166W101      $53,296     621,600           Sole                                   621,600
---------------------------------------------------------------------------------------------------------------------------------
Monsanto Company              Com     61166W101     $118,643   1,383,750           Sole             1,383,750
---------------------------------------------------------------------------------------------------------------------------------
Mosaic Co.                    Com     61945A107      $30,271     565,600           Sole                                   565,600
---------------------------------------------------------------------------------------------------------------------------------
Mosaic Co.                    Com     61945A107      $71,337   1,332,900           Sole             1,332,900
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.  Com     637071101      $41,472     287,000           Sole                                   287,000
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.  Com     637071101      $97,494     674,700           Sole               674,700
---------------------------------------------------------------------------------------------------------------------------------
Net Servicos De
Communicacao                  ADR     64109T201         $680      41,000           Sole                41,000
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B            Com     654106103      $12,671     216,000           Sole                                   216,000
---------------------------------------------------------------------------------------------------------------------------------
Nike, Inc. Class B            Com     654106103      $29,277     499,100           Sole               499,100
---------------------------------------------------------------------------------------------------------------------------------
Nvidia Corp.                  Com     67066G104      $37,302   1,029,300           Sole                                 1,029,300
---------------------------------------------------------------------------------------------------------------------------------
Nvidia Corp.                  Com     67066G104      $84,963   2,344,450           Sole             2,344,450
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin
Corporation                   Com     701094104      $17,054     152,500           Sole                                   152,500
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin
Corporation                   Com     701094104      $43,401     388,100           Sole               388,100
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR       ADR     71654V408      $14,723     195,000           Sole                                   195,000
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR       ADR     71654V408      $33,363     441,900           Sole               441,900
---------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR                     ADR     693483109       $2,503      14,000           Sole                14,000
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.     Com     740189105      $33,355     225,400           Sole                                   225,400
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.     Com     740189105      $76,432     516,500           Sole               516,500
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR        Com     760975102      $80,584     817,700           Sole                                   817,700
---------------------------------------------------------------------------------------------------------------------------------
Research in Motion ADR        ADR     760975102      $35,764     362,900           Sole               362,900
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.        Com     774341101      $12,088     165,500           Sole                                   165,500
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.        Com     774341101      $27,540     377,050           Sole               377,050
---------------------------------------------------------------------------------------------------------------------------------
Sandisk Corporation           Com     80004C101      $19,897     361,100           Sole                                   361,100
---------------------------------------------------------------------------------------------------------------------------------
Sandisk Corporation           Com     80004C101      $44,890     814,700           Sole               814,700
---------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.         Com     806605101      $27,012     854,000           Sole                                   854,000
---------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.         Com     806605101      $65,476   2,070,060           Sole             2,070,060
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.             Com     806857108      $24,045     229,000           Sole                                   229,000
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.             Com     806857108      $75,369     717,800           Sole               717,800
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.     Com     832110100      $20,520     287,400           Sole                                   287,400
---------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.     Com     832110100      $30,995     434,100           Sole               434,100
---------------------------------------------------------------------------------------------------------------------------------
Southern Copper
Corporation                   Com     84265V105       $5,387      43,500           Sole                                    43,500
---------------------------------------------------------------------------------------------------------------------------------
Southern Copper
Corporation                   Com     84265V105      $11,838      95,600           Sole                95,600
---------------------------------------------------------------------------------------------------------------------------------
Sterlite Industries India
Ltd. ADR                      ADR     859737207       $5,261     284,400           Sole                                   284,400
---------------------------------------------------------------------------------------------------------------------------------
Sterlite Industries India
Ltd. ADR                      ADR     859737207      $11,664     630,500           Sole               630,500
---------------------------------------------------------------------------------------------------------------------------------
Tenaris SA ADR                ADR     88031M109       $5,825     110,700           Sole                                   110,700
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Tenaris SA ADR                ADR     88031M109      $13,308     252,900           Sole               252,900
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Transocean, Inc.              Com     G90078109      $24,441     216,200           Sole                                   216,200
---------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.              Com     G90078109      $52,399     463,500           Sole               463,500
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Unibanco - ADR                ADR     90458E107       $8,919      67,800           Sole                                    67,800
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - ADR                ADR     90458E107      $19,969     151,800           Sole               151,800
---------------------------------------------------------------------------------------------------------------------------------
Vimpel Communications ADR     ADR     68370R109       $2,758     102,000           Sole                                   102,000
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Vimpel Communications ADR     ADR     68370R109       $6,733     249,000           Sole               249,000
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VMware Inc.                   Com     928563402      $30,634     360,400           Sole                                   360,400
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VMware Inc.                   Com     928563402      $65,782     773,900           Sole               773,900
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